Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	AOGB CPA Limited
Auditor Firm ID	7020
Auditor Location	Hong Kong
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of ARB IOT Group Limited and its subsidiaries (collectively the “Group”) as of June 30, 2025 and 2024, and the related consolidated statements of operations and other comprehensive (loss)/income, changes in equity, and cash flows for each of the years in the three-year period ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.